Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Schedule of Summarized Real Estate Secured Debt
Our debt is summarized as follows (in thousands):

Loan	September 30, 2024	December 31, 2023	Interest Rate	Maturity Date
KeyBank Bridge Loan	$5,000	$—	7.71%	7/31/2025
KeyBank CMBS Loan (1)	89,702	91,042	3.89%	8/1/2026
Ladera Office Loan	3,761	3,833	4.29%	11/1/2026
2024 Credit Facility	603,881	—	6.91%	2/22/2027
2027 NBC Loan (6)(7)	54,896	—	6.80%	3/7/2027
KeyBank Florida CMBS Loan (2)	50,131	50,751	4.65%	5/1/2027
2028 Canadian Term Loan (6)(8)	81,378	82,973	6.41%	12/1/2028
CMBS Loan (3)	104,000	104,000	5.00%	2/1/2029
SST IV CMBS Loan (4)	40,500	40,500	3.56%	2/1/2030
2032 Private Placement Notes (5)	150,000	150,000	5.28%	4/19/2032
Credit Facility Term Loan-USD	—	250,000
Credit Facility Revolver-USD	—	318,688
Discount on secured debt, net	—	(80)
Debt issuance costs, net	(3,345)	(4,306)

Total debt	$1,179,904	$1,087,401

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.

(6)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(7)	This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. The effective interest rate on this loan is 6.42% when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.

(8)
On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.

Our debt is summarized as follows:

Loan	December 31, 2023	December 31, 2022	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$91,041,968	$92,784,412	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	50,750,997	51,555,279	4.65%	5/1/2027
CMBS Loan (3)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (4)	40,500,000	40,500,000	3.56%	2/1/2030
Credit Facility Term Loan - USD	250,000,000	250,000,000	7.08%	3/17/2026
Credit Facility Revolver - USD	318,688,429	368,201,288	7.13%	3/17/2024
2032 Private Placement Notes (5)	150,000,000	150,000,000	5.28%	4/19/2032
Oakville III BMO Loan (6) (7)	—	11,992,500
Ladera Office Loan	3,832,774	3,925,448	4.29%	11/1/2026
2028 Canadian Term Loan (7)	82,973,000	—	6.41%	12/1/2028
Discount on secured debt, net	(80,227)	(93,147)
Debt issuance costs, net	(4,305,607)	(4,493,824)

Total debt	$1,087,401,334	$1,068,371,956

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,

Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.

(6)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan is denominated in
Canadian dollars
and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.

(7)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.

Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payments required on outstanding debt as of September 30, 2024 (in thousands):

2024	$915
2025	8,948
2026	94,333
2027	706,122
2028	78,431
2029 and thereafter	294,500

Total payments	1,183,249
Debt issuance costs, net	(3,345)

Total	$1,179,904

The following table presents the future principal payments required on outstanding debt as of December 31, 2023:

2024	$321,423,329
2025	2,987,627
2026	343,312,927
2027	49,594,599
2028	79,968,686
2029 and thereafter	294,500,000

Total payments	1,091,787,168
Discount on secured debt	(80,227)
Debt issuance costs, net	(4,305,607)

Total	$1,087,401,334

2024 Credit Facility
Debt Instrument [Line Items]
Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payments required on outstanding debt as of March 7, 2024:

2024	$2,790,644
2025	3,973,713
2026	94,331,054
2027	623,272,061
2028	78,579,863
2029 and thereafter	294,500,000

Total payments	$1,097,447,335